Subsequent events (Details) - USD ($) $ / shares in Units, $ in Thousands	Aug. 16, 2021	Aug. 13, 2021	Jun. 30, 2021	Dec. 31, 2020
Subsequent Event [Line Items]
Revolving credit facility due to owners and affiliates			$ 24,423	$ 18,465
Subsequent Event [Member] | Series A Preferred Stock [Member]
Subsequent Event [Line Items]
Distribution Made to Limited Partner, Distributions Paid, Per Unit	$ 0.546875
Distribution Made to Limited Partner, Cash Distributions Paid	$ 3,900
Subsequent Event [Member] | Common and Subordinated Stock [Member]
Subsequent Event [Line Items]
Distribution Made to Limited Partner, Distributions Paid, Per Unit		$ 0.01
Distribution Made to Limited Partner, Cash Distributions Paid		$ 300